PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus and
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time